January 6, 2017

DBX ETF TRUST

Deutsche X-trackers Dow Jones Hedged International Real Estate ETF

Deutsche X-trackers MSCI Southern Europe Hedged Equity ETF

Deutsche X-trackers MSCI Spain Hedged Equity ETF

Deutsche X-trackers MSCI Italy Hedged Equity ETF

Deutsche X-trackers MSCI EAFE Small Cap Hedged Equity ETF

Deutsche X-trackers Japan JPX-Nikkei 400 Hedged Equity ETF

Deutsche X-trackers MSCI Emerging Markets High Dividend Yield Hedged Equity ETF

Deutsche X-trackers MSCI Eurozone High Dividend Yield Hedged Equity ETF

(the “Funds”)

Supplement to each Fund’s Summary Prospectus, Prospectus and

Statement of Additional Information dated September 28, 2016, as supplemented

Effective January 6, 2017, the Deutsche X-trackers Dow Jones Hedged International Real Estate ETF (Ticker: DBRE), Deutsche X-trackers MSCI Southern Europe Hedged Equity ETF (Ticker: DBSE), Deutsche X-trackers MSCI Spain Hedged Equity ETF (Ticker: DBSP), Deutsche X-trackers MSCI Italy Hedged Equity ETF (Ticker: DBIT), Deutsche X-trackers MSCI EAFE Small Cap Hedged Equity ETF (Ticker: DBES), Deutsche X-trackers Japan JPX-Nikkei 400 Hedged Equity ETF (Ticker: JPNH), Deutsche X-trackers MSCI Emerging Markets High Dividend Yield Hedged Equity ETF (Ticker: HDEE) and Deutsche X-trackers MSCI Eurozone High Dividend Yield Hedged Equity ETF (Ticker: HDEZ) have transferred their primary listings to Bats BZX Exchange, Inc. and will no longer be listed on the NYSE Arca, Inc. In addition, all references in the Funds’ Prospectus and Statement of Additional Information to NYSE Arca, Inc. and NYSE Arca specific to the listing exchange for the Funds are hereby changed to Bats BZX Exchange, Inc. and Bats BZX Exchange, respectively.

Please retain this supplement for future reference.